Schedule of Balance Sheet Derivative Instruments (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Fair Value Disclosures [Abstract]
Derivative liability	$ 1,963,933	$ 799,954	$ 9,124,756	$ 9,399,620